PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 118,796	$ 125,382	$ 129,971
Furniture and equipment	55,965	57,674	58,706
Funeral home land	11,285	14,185	14,185
Property and equipment, gross	186,046	197,241	202,862
Less: Accumulated depreciation	(92,574)	(93,841)	(90,146)
Property and equipment, net of accumulated depreciation	$ 93,472	$ 103,400	$ 112,716